JPMorgan BetaBuilders Developed Asia Ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.6%
Australia — 57.5%
Afterpay Ltd.*	151,232	3,776,559
AGL Energy Ltd.	559,182	7,421,028
Alumina Ltd.	1,979,821	2,851,419
AMP Ltd.	2,833,016	3,418,596
APA Group	1,002,737	7,529,165
Aristocrat Leisure Ltd.	541,462	12,913,426
ASX Ltd.	164,510	9,307,272
Aurizon Holdings Ltd.	1,681,040	6,025,695
AusNet Services	1,484,462	1,749,325
Australia & New Zealand Banking Group Ltd.	2,459,761	41,870,960
Bendigo & Adelaide Bank Ltd.	413,812	2,857,305
BHP Group Ltd.	2,501,432	64,146,487
BlueScope Steel Ltd.	443,905	4,154,494
Boral Ltd.	996,295	3,283,339
Brambles Ltd.	1,349,738	11,273,590
Caltex Australia Ltd.	221,653	5,054,574
Challenger Ltd.	440,018	2,605,085
CIMIC Group Ltd.	83,818	1,621,809
Coca-Cola Amatil Ltd.	430,709	3,422,378
Cochlear Ltd.	48,683	7,753,563
Coles Group Ltd.	963,606	10,573,693
Commonwealth Bank of Australia	1,495,622	84,678,394
Computershare Ltd.	426,187	5,032,439
Crown Resorts Ltd.	303,660	2,360,557
CSL Ltd.	384,545	79,088,850
Dexus, REIT	920,880	7,770,515
Domino’s Pizza Enterprises Ltd.(a)	53,301	1,937,693
Evolution Mining Ltd.	1,284,784	3,242,578
Flight Centre Travel Group Ltd.	44,334	1,154,707
Fortescue Metals Group Ltd.	1,454,642	10,775,734
Goodman Group, REIT	1,362,055	13,484,225
GPT Group (The), REIT	1,637,353	6,533,194
Harvey Norman Holdings Ltd.	571,519	1,603,838
Iluka Resources Ltd.	355,651	2,274,780
Incitec Pivot Ltd.	1,424,044	3,091,951
Insurance Australia Group Ltd.	1,963,777	9,233,876
Lendlease Group	495,869	5,955,517
Macquarie Group Ltd.	268,955	25,698,725
Magellan Financial Group Ltd.	125,334	5,519,620
Medibank Pvt Ltd.	2,340,521	4,809,142
Mirvac Group, REIT	3,363,443	7,587,799
National Australia Bank Ltd.	2,450,158	41,853,908
Newcrest Mining Ltd.	648,751	12,988,019
Orica Ltd.	318,552	4,812,764
Origin Energy Ltd.	1,493,874	8,081,365
Qantas Airways Ltd.	622,389	2,638,800
QBE Insurance Group Ltd.	1,160,014	10,559,756
Ramsay Health Care Ltd.	135,675	7,136,832
REA Group Ltd.	41,416	3,133,737
Reece Ltd.	153,882	1,144,805
Rio Tinto Ltd.	315,481	20,471,043
Santos Ltd.	1,497,227	8,593,209
Scentre Group, REIT	4,524,915	11,610,170
SEEK Ltd.	298,008	4,467,853
Seven Group Holdings Ltd.	113,192	1,507,662
Sonic Healthcare Ltd.	386,991	8,111,618
South32 Ltd.	4,367,103	7,493,500
Stockland, REIT	2,068,959	6,763,969
Suncorp Group Ltd.	1,069,493	9,136,321
Sydney Airport	937,583	5,214,943
Tabcorp Holdings Ltd.	1,725,274	5,370,323
Telstra Corp. Ltd.	3,537,679	9,020,910
TPG Telecom Ltd.	289,880	1,441,135
Transurban Group	2,216,374	23,102,982
Treasury Wine Estates Ltd.	610,763	5,246,182
Vicinity Centres, REIT	2,758,134	4,655,433
Washington H Soul Pattinson & Co. Ltd.	98,970	1,410,019
Wesfarmers Ltd.	962,964	28,890,852
Westpac Banking Corp.	2,919,101	48,782,361
WiseTech Global Ltd.	124,046	2,027,020
Woodside Petroleum Ltd.	795,592	18,227,447
Woolworths Group Ltd.	1,116,142	30,999,553
Worley Ltd.	272,262	2,721,427

		853,059,814

Cambodia — 0.2%
NagaCorp Ltd.	2,214,000	3,122,958

China — 0.1%
Evergrande Health Industry Group Ltd.*(a)	1,840,000	1,673,660

Hong Kong — 23.8%
AIA Group Ltd.	10,273,600	101,800,573
ASM Pacific Technology Ltd.	231,300	3,116,713
Bank of East Asia Ltd. (The)(a)	1,341,600	2,893,793
Cathay Pacific Airways Ltd.(a)	843,000	1,063,118
Chow Tai Fook Jewellery Group Ltd.	944,200	851,033
CK Asset Holdings Ltd.	2,166,500	13,841,668
CK Infrastructure Holdings Ltd.	635,500	4,433,765
CLP Holdings Ltd.	1,481,500	15,406,931
Dairy Farm International Holdings Ltd.	192,600	991,890
Guoco Group Ltd.	68,000	1,150,864
Hang Lung Group Ltd.	731,000	1,806,411
Hang Lung Properties Ltd.	1,616,000	3,375,707
Hang Seng Bank Ltd.	617,500	12,481,737
Henderson Land Development Co. Ltd.	1,400,700	6,288,659
HK Electric Investments & HK Electric Investments Ltd.(b)	1,966,000	1,964,329
HKT Trust & HKT Ltd.	3,087,000	4,608,061
Hong Kong & China Gas Co. Ltd.	8,342,600	15,965,061
Hong Kong Exchanges & Clearing Ltd.(a)	1,007,400	33,100,578
Hysan Development Co. Ltd.	531,000	1,982,209
Jardine Matheson Holdings Ltd.	262,900	14,654,562
Jardine Strategic Holdings Ltd.	150,700	4,611,458
Kerry Properties Ltd.	508,000	1,416,969
Link, REIT	1,781,500	18,015,447
MTR Corp. Ltd.	1,308,500	7,338,934
New World Development Co. Ltd.	4,868,000	6,080,778

JPMorgan BetaBuilders Developed Asia Ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Hong Kong — continued
NWS Holdings Ltd.(a)	1,235,000	1,586,918
PCCW Ltd.	3,687,000	2,171,545
Power Assets Holdings Ltd.	1,162,000	8,388,961
Shangri-La Asia Ltd.	1,136,000	1,047,135
Sino Land Co. Ltd.	2,568,000	3,499,766
Sun Hung Kai Properties Ltd.	1,255,000	17,482,603
Swire Pacific Ltd., Class A(a)	416,000	3,652,802
Swire Pacific Ltd., Class B	637,500	901,383
Swire Properties Ltd.	903,200	2,803,902
Techtronic Industries Co. Ltd.	1,462,000	11,665,436
WH Group Ltd.(b)	8,004,500	7,533,047
Wharf Holdings Ltd. (The)	929,000	2,294,859
Wharf Real Estate Investment Co. Ltd.	980,000	5,060,967
Wheelock & Co. Ltd.	661,000	4,023,618
Yue Yuen Industrial Holdings Ltd.	664,000	1,846,257

		353,200,447

Macau — 2.0%
Galaxy Entertainment Group Ltd.	2,207,000	14,443,895
MGM China Holdings Ltd.	713,428	996,178
Sands China Ltd.	2,061,379	9,940,602
SJM Holdings Ltd.(a)	1,840,000	2,051,411
Wynn Macau Ltd.(a)	1,235,916	2,565,338

		29,997,424

New Zealand — 2.5%
a2 Milk Co. Ltd.*	625,396	5,992,002
Auckland International Airport Ltd.	810,957	4,513,893
Contact Energy Ltd.	615,212	2,944,739
Fisher & Paykel Healthcare Corp. Ltd.	488,151	7,302,133
Fletcher Building Ltd.	706,477	2,521,578
Mercury NZ Ltd.	490,511	1,652,486
Meridian Energy Ltd.	1,077,928	3,704,225
Ryman Healthcare Ltd.	352,693	3,739,157
Spark New Zealand Ltd.	1,576,021	4,720,381

		37,090,594

Singapore — 11.6%
Ascendas, REIT	2,546,828	5,864,151
CapitaLand Commercial Trust, REIT	2,362,400	3,555,386
CapitaLand Ltd.	2,161,600	5,696,195
CapitaLand Mall Trust, REIT	2,437,100	4,480,708
City Developments Ltd.	529,400	4,080,265
ComfortDelGro Corp. Ltd.	1,840,200	2,910,899
DBS Group Holdings Ltd.	1,522,000	28,036,849
Frasers Property Ltd.	324,300	404,009
Genting Singapore Ltd.	4,860,400	3,041,832
Golden Agri-Resources Ltd.	5,656,500	864,977
Great Eastern Holdings Ltd.	49,100	778,064
Jardine Cycle & Carriage Ltd.	85,100	1,809,425
Keppel, REIT	1,665,000	1,476,367
Keppel Corp. Ltd.	1,231,800	5,986,952
Mapletree Commercial Trust, REIT	1,826,500	3,136,721
Mapletree North Asia Commercial Trust, REIT(b)	1,825,300	1,586,307
Olam International Ltd.	598,300	786,533
Oversea-Chinese Banking Corp. Ltd.	3,298,400	25,955,466
SATS Ltd.	572,400	1,905,242
Sembcorp Industries Ltd.	780,600	1,203,444
Sembcorp Marine Ltd.*	638,900	537,517
SIA Engineering Co. Ltd.	211,200	403,770
Singapore Airlines Ltd.	442,700	2,759,804
Singapore Exchange Ltd.	698,400	4,430,909
Singapore Press Holdings Ltd.	1,357,100	1,994,092
Singapore Technologies Engineering Ltd.	1,315,700	3,940,778
Singapore Telecommunications Ltd.	6,938,600	16,696,079
Suntec, REIT	1,985,500	2,667,296
United Overseas Bank Ltd.	1,199,500	22,373,229
UOL Group Ltd.	454,200	2,638,481
Venture Corp. Ltd.	229,200	2,706,499
Wilmar International Ltd.	2,580,800	7,349,073
Yanlord Land Group Ltd.	503,200	420,841

		172,478,160

United Kingdom — 1.4%
CK Hutchison Holdings Ltd.	2,295,000	20,277,958

United States — 0.5%
James Hardie Industries plc, CHDI	376,749	7,921,431

TOTAL COMMON STOCKS (Cost $1,424,507,345)		1,478,822,446

SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(c)(d)	1,000,000	1,000,200
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(c)(d)	3,460,230	3,460,230

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $4,460,330)		4,460,430

Total Investments — 99.9% (Cost $1,428,967,675)		1,483,282,876
Other Assets Less Liabilities — 0.1%		1,465,643

Net Assets — 100.0%		1,484,748,519

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Banks	21.0%
Insurance	9.2
Metals & Mining	8.7
Equity Real Estate Investment Trusts (REITs)	6.7
Real Estate Management & Development	6.3
Biotechnology	5.3

JPMorgan BetaBuilders Developed Asia Ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Capital Markets	5.3
Hotels, Restaurants & Leisure	4.1
Industrial Conglomerates	3.3
Food & Staples Retailing	2.9
Oil, Gas & Consumable Fuels	2.8
Diversified Telecommunication Services	2.6
Electric Utilities	2.5
Transportation Infrastructure	2.4
Multiline Retail	2.1
Gas Utilities	1.6
Food Products	1.5
Health Care Providers & Services	1.4
Road & Rail	1.1
Health Care Equipment & Supplies	1.0
Others (each less than 1.0%)	7.9
Short-Term Investments	0.3

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $4,168,375.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Hang Seng Index	10	02/2020	HKD	1,672,687	(68,473)
MSCI Singapore Index	20	02/2020	SGD	527,407	(5,305)
SPI 200 Index	30	03/2020	AUD	3,448,246	96,475

					22,697

Abbreviations

AUD	Australian Dollar
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan BetaBuilders Developed Asia Ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$853,059,814	$—	$853,059,814
Cambodia	—	3,122,958	—	3,122,958
China	—	1,673,660	—	1,673,660
Hong Kong	2,956,219	350,244,228	—	353,200,447
Macau	—	29,997,424	—	29,997,424
New Zealand	—	37,090,594	—	37,090,594
Singapore	1,880,376	170,597,784	—	172,478,160
United Kingdom	—	20,277,958	—	20,277,958
United States	—	7,921,431	—	7,921,431

Total Common Stocks	4,836,595	1,473,985,851	—	1,478,822,446

Short-Term Investments
Investment of cash collateral from securities loaned	4,460,430	—	—	4,460,430

Total Investments in Securities	$9,297,025	$1,473,985,851	$—	$1,483,282,876

Appreciation in Other Financial Instruments
Futures Contracts	$—	$96,475	$—	$96,475

Depreciation in Other Financial Instruments
Futures Contracts	$(5,305)	$(68,473)	$—	$(73,778)

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(a)(b)	$1,000,100	$—	$—	$—	$100	$1,000,200	1,000,000	$4,598	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	546,282	6,339,747	3,425,799	—	—	3,460,230	3,460,230	5,646	—

Total	$1,546,382	$6,339,747	$3,425,799	$—	$100	$4,460,430		$10,244	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.